TRADE RECEIVABLES - An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 101,470	¥ 177,023
Financial assets past due but not impaired [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets past due but not impaired [member] | Not later than one month
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	34,309	35,846
Financial assets past due but not impaired [member] | Later than one month and not later than four months [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets past due but not impaired [member] | Later than four months [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	0	0
Financial assets neither past due nor impaired [member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Current trade receivables	¥ 67,161	¥ 141,177